27. FINANCIAL INSTRUMENTS (Details) CAD in Thousands	Dec. 31, 2017 CAD
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	CAD 4,990,512
2017 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	288,916
2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	242,164
2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	238,848
2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	235,386
2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	231,909
Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	3,753,289
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	3,762,772
Trade and other payables [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	37,919
Trade and other payables [Member] | 2017 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	37,919
Trade and other payables [Member] | 2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	37,919
Customer and other deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	2,272
Customer and other deposits [Member] | 2017 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	2,026
Customer and other deposits [Member] | 2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	17
Customer and other deposits [Member] | 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	9
Customer and other deposits [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	220
Customer and other deposits [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	2,272
Satellite performance incentive payments [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	83,168
Satellite performance incentive payments [Member] | 2017 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	13,240
Satellite performance incentive payments [Member] | 2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	12,677
Satellite performance incentive payments [Member] | 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	10,551
Satellite performance incentive payments [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	9,180
Satellite performance incentive payments [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	8,259
Satellite performance incentive payments [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	29,261
Satellite performance incentive payments [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	64,074
Other financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	5,599
Other financial liabilities [Member] | 2017 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	4,798
Other financial liabilities [Member] | 2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	458
Other financial liabilities [Member] | 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	343
Other financial liabilities [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	5,527
Indebtedness [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	4,861,554	[1]
Indebtedness [Member] | 2017 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	230,933	[1]
Indebtedness [Member] | 2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	229,012	[1]
Indebtedness [Member] | 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	227,945	[1]
Indebtedness [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	225,986	[1]
Indebtedness [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	223,650	[1]
Indebtedness [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	3,724,028	[1]
Indebtedness [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	CAD 3,652,980	[1]

[1]	Indebtedness excludes deferred financing costs, interest rate floor and prepayment option.